Note 24 - Reclassifications	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Reclassifications [Text Block]
24.	Reclassifications
Certain balances on the consolidated balance sheets have been reclassified to conform to the current year’s presentation.